FT Vest Buffered Allocation Defensive ETF Investment Strategy - FT Vest Buffered Allocation Defensive ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in a portfolio of exchange-traded funds (“ETFs”) that seek to provide investors with returns (before fees and expenses) based on the price return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period (the "Underlying ETFs"). Under normal market conditions, the Fund will invest substantially all of its assets in Underlying ETFs. The Fund and each Underlying ETF are advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”) and sub-advised by Vest Financial LLC (“Vest” or the “Sub-Advisor”). PDR Services, LLC (“PDR”) serves as SPY’s sponsor. The investment objective of SPY is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. See "SPDR® S&P 500® ETF Trust" below for more information. Unlike the Underlying ETFs, the Fund itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated buffer against losses. The Fund will likely not receive the full benefit of the Underlying ETF buffers and could have limited upside potential. The Fund's returns may be limited by the caps of the Underlying ETFs. In order to understand the Fund’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Fund's Investment Objective and Strategies” for a discussion of the principal investment strategies of the Underlying ETFs. The Underlying ETFs invest substantially all of their assets in FLexible EXchange® Options (“FLEX Options”) on SPY. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation. Each Underlying ETF uses FLEX Options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index (in this case, SPY). The pre-determined outcomes sought by the Underlying ETFs are based on the price return of SPY over an approximate one year period (the “Target Outcome Period”). The universe of Underlying ETFs from which the Sub-Advisor selects the Fund’s portfolio consists of four different types of “target outcome” ETFs, as described below. FT Vest U.S. Equity Buffer ETFs The series of FT Vest U.S. Equity Buffer ETFs seek to provide investors with returns that match the price return of SPY up to a predetermined upside cap (before fees and expenses), while providing a buffer (before fees and expenses) against the first 10% of SPY losses, over a defined one year period. FT Vest U.S. Equity Deep Buffer ETFs The series of FT Vest U.S. Equity Deep Buffer ETFs seek to provide investors with returns that match the price return of SPY up to a predetermined upside cap (before fees and expenses), while providing a buffer (before fees and expenses) against SPY losses between -5% and -30%, over a defined one year period. FT Vest U.S. Equity Enhance & Moderate Buffer ETFs The series of FT Vest U.S. Equity Enhance & Moderate Buffer ETFs seek to provide investors with returns of approximately twice any positive price return of SPY up to a predetermined upside cap (before fees and expenses), while providing a buffer (before fees and expenses) against the first 15% of SPY losses, over a defined one year period. FT Vest U.S. Equity Moderate Buffer ETFs The series of FT Vest U.S. Equity Moderate Buffer ETFs seek to provide investors with returns that match the price return of SPY up to a predetermined upside cap (before fees and expenses), while providing a buffer (before fees and expenses) against the first 15% of SPY losses, over a defined one year period. In allocating the Fund’s portfolio among the universe of possible Underlying ETFs described above, the Fund’s Sub-Advisor evaluates various factors, including, but not limited to, the current price of SPY, the NAV of each Underlying ETF, the number of days left in each Target Outcome Period, implied market volatility, the price sensitivity of the underlying FLEX Options to price movements of SPY, and the remaining upside potential (cap) and remaining downside protection (buffer) offered by each Underlying ETF relative to the others in the universe. From this evaluation, the Sub-Advisor selects 5-7 Underlying ETFs for the Fund’s portfolio that it believes have the greatest potential for downside protection based on current market conditions, while still providing a level of upside growth participation. The weighting of each Underlying ETF will be determined by the Sub-Advisor using the factors listed above. The Fund’s portfolio will be evaluated on a quarterly basis. Each Underlying ETF’s strategy has been specifically designed to produce the outcomes based upon SPY’s price returns over the duration of a Target Outcome Period. At the end of each Target Outcome Period, an Underlying ETF’s FLEX Options are generally allowed to expire or sold at or near their expiration, and the proceeds are used to purchase (or roll into) a new set of FLEX Options expiring in approximately one year. Because the Fund typically will not acquire shares of the Underlying ETFs on the first day of a Target Outcome Period and may dispose of shares of the Underlying ETFs before the end of the Target Outcome Period, the Fund may experience investment returns that are very different from those that the Underlying ETFs seek to provide. If an Underlying ETF has experienced certain levels of either gains or losses since the beginning of its current Target Outcome Period, there may be little to no ability for the Fund to achieve gains or benefit from the buffer for the remainder of the Target Outcome Period. Further, an investor like the Fund that holds Underlying ETF shares through multiple Target Outcome Periods may fail to experience gains comparable to those of SPY over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of SPY and any gains above the prior cap will be forfeit. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Underlying ETFs may have losses that exceed those of SPY. The Fund intends only to acquire shares of Underlying ETFs in the secondary market and will not engage in any principal transactions with the Underlying ETFs. When an investor purchases shares of a single Underlying ETF, his or her potential outcomes are limited by the Underlying ETF's stated cap and buffer over a defined time period (depending on when the shares were purchased). Alternatively, the Fund’s approach provides a diversified exposure to a collection of Underlying ETFs that the Sub-Advisor believes have the greatest potential for downside protection based on current market conditions, while still providing a level of upside growth participation. The Fund will acquire and dispose of shares of the Underlying ETFs in connection with the creation and redemption of Creation Units. If an over-weighted Underlying ETF underperforms the other Underlying ETFs, the Fund will experience returns that are inferior to those that would have been achieved if the Underlying ETFs were equally weighted. The Fund's website will provide, on a daily basis, the proportion of the Fund's assets invested in each Underlying ETF at any given time. The current list of Underlying ETFs in the Fund's portfolio can be found at http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BUFT. Each Underlying ETF’s website provides important information (including Target Outcome Period start and end dates and the cap (both gross and net of fees) and buffer both at the start of the Underlying ETF's Target Outcome Period and on any particular day relative to the end of the Target Outcome Period). The Fund’s investment strategy may include active and frequent trading. The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the underlying referenced index of SPY invests more than 25% of its assets in an industry or group of industries. The Fund considers the investments of the Underlying ETFs when determining compliance with these limitations. As of November 28, 2025, SPY had significant investments in information technology companies.
Strategy Portfolio Concentration [Text]	As of November 28, 2025, SPY had significant investments in information technology companies.